Putnam Emerging Markets ex-China ETF
The fund's portfolio
7/31/24 (Unaudited)

COMMON STOCKS (98.1%)(a)
	Shares	Value
Air freight and logistics (1.7%)
InPost SA (Poland)(NON)	7,938	$137,283

		137,283
Automobiles (4.2%)
Kia Corp. (South Korea)	2,569	207,802
Mahindra & Mahindra, Ltd. (India)	3,766	131,161

		338,963
Banks (14.2%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	54,235	181,098
Alinma Bank (Saudi Arabia)	15,796	136,220
Banco do Brasil SA (Brazil)	24,900	116,881
Bank Central Asia Tbk PT (Indonesia)	151,000	95,861
Bank Mandiri Persero Tbk PT (Indonesia)	354,800	140,420
Grupo Financiero Banorte SAB de CV Class O (Mexico)	21,129	158,329
ICICI Bank, Ltd. (India)	22,389	325,999

		1,154,808
Broadline retail (1.9%)
MercadoLibre, Inc. (Brazil)(NON)	92	153,539

		153,539
Capital markets (1.4%)
HDFC Asset Management Co., Ltd. (India)	2,268	111,654

		111,654
Chemicals (2.3%)
Hansol Chemical Co., Ltd. (South Korea)	386	45,964
Supreme Industries, Ltd. (India)	2,203	141,361

		187,325
Communications equipment (1.2%)
Accton Technology Corp. (Taiwan)	6,000	93,970

		93,970
Construction and engineering (1.5%)
Larsen & Toubro, Ltd. (India)	2,649	121,271

		121,271
Construction materials (1.9%)
UltraTech Cement, Ltd. (India)	1,080	153,734

		153,734
Consumer staples distribution and retail (2.9%)
Dino Polska SA (Poland)(NON)	625	55,504
Shoprite Holdings, Ltd. (South Africa)	5,725	95,727
Sumber Alfaria Trijaya Tbk PT (Indonesia)	450,800	79,008

		230,239
Electrical equipment (2.4%)
HD Hyundai Electric Co., Ltd. (South Korea)	207	46,012
KEI Industries, Ltd. (India)	2,828	146,684

		192,696
Electronic equipment, instruments, and components (5.9%)
Dexerials Corp. (Japan)	1,000	48,216
Elite Material Co., Ltd. (Taiwan)	8,000	108,568
Hon Hai Precision Industry Co., Ltd. (Taiwan)	33,000	204,266
Sinbon Electronics Co., Ltd. (Taiwan)	11,000	110,285

		471,335
Entertainment (1.4%)
Netflix, Inc.(NON)	101	63,463
Sea, Ltd. ADR (Singapore)(NON)	734	48,224

		111,687
Financial services (3.2%)
Meritz Financial Group, Inc. (South Korea)	1,962	119,283
REC, Ltd. (India)	17,640	136,490

		255,773
Ground transportation (0.7%)
Uber Technologies, Inc.(NON)	857	55,251

		55,251
Health care providers and services (1.5%)
Apollo Hospitals Enterprise, Ltd. (India)	1,493	118,209

		118,209
Hotels, restaurants, and leisure (5.9%)
Alsea SAB de CV (Mexico)	23,959	72,336
Indian Hotels Co., Ltd. (India)	17,574	135,200
MakeMyTrip, Ltd. (India)(NON)	1,686	157,793
Zomato, Ltd. (India)(NON)	38,660	106,405

		471,734
Independent power and renewable electricity producers (2.1%)
NTPC, Ltd. (India)	33,655	167,757

		167,757
IT Services (2.4%)
Tata Consultancy Services, Ltd. (India)	3,690	193,785

		193,785
Machinery (1.3%)
HD Hyundai Heavy Industries Co., Ltd. (South Korea)(NON)	701	106,739

		106,739
Passenger airlines (0.7%)
Copa Holdings SA Class A (Panama)	649	57,599

		57,599
Pharmaceuticals (3.3%)
AstraZeneca PLC (United Kingdom)	826	131,331
Sun Pharmaceutical Industries, Ltd. (India)	6,447	132,594

		263,925
Professional services (0.7%)
Benefit Systems SA (Poland)	89	59,502

		59,502
Real estate management and development (2.2%)
Phoenix Mills, Ltd. (The) (India)	4,154	179,008

		179,008
Semiconductors and semiconductor equipment (19.8%)
MediaTek, Inc. (Taiwan)	3,000	113,706
SK Hynix, Inc. (South Korea)	1,878	272,598
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	42,000	1,207,255

		1,593,559
Specialty retail (1.6%)
JUMBO SA (Greece)	4,907	131,490

		131,490
Technology hardware, storage, and peripherals (5.7%)
Asia Vital Components Co., Ltd. (Taiwan)	4,000	79,344
Samsung Electronics Co., Ltd. (South Korea)	6,187	380,404

		459,748
Textiles, apparel, and luxury goods (0.6%)
Kalyan Jewellers India, Ltd. (India)	6,559	45,552

		45,552
Transportation infrastructure (1.9%)
International Container Terminal Services, Inc. (Philippines)	25,110	152,739

		152,739
Wireless telecommunication services (1.6%)
TIM SA/Brazil (Brazil)	41,400	128,017

		128,017

Total common stocks (cost $6,038,908)		$7,898,891

SHORT-TERM INVESTMENTS (3.4%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 5.07%(AFF)	270,476	$270,476

Total short-term investments (cost $270,476)		$270,476
TOTAL INVESTMENTS

Total investments (cost $6,309,384)		$8,169,367

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2024 through July 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $8,054,548.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/24
	Short-term investments
	Putnam Government Money Market Fund Class P†	$58,262	$724,998	$512,784	$1,628	$270,476

	Total Short-term investments	$58,262	$724,998	$512,784	$1,628	$270,476
	† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	India	30.6%
	Taiwan	23.4
	South Korea	14.4
	Brazil	4.9
	United States	4.8
	Indonesia	3.9
	Poland	3.1
	Mexico	2.8
	United Arab Emirates	2.2
	Philippines	1.9
	Saudi Arabia	1.7
	Greece	1.6
	United Kingdom	1.6
	South Africa	1.2
	Panama	0.7
	Singapore	0.6
	Japan	0.6

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$239,704	$—	$—
Consumer discretionary	515,158	626,120	—
Consumer staples	151,231	79,008	—
Financials	275,210	1,247,025	—
Health care	131,331	250,803	—
Industrials	309,635	573,445	—
Information technology	—	2,812,397	—
Materials	—	341,059	—
Real estate	—	179,008	—
Utilities	—	167,757	—

Total common stocks	1,622,269	6,276,622	—
Short-term investments	270,476	—	—

Totals by level	$1,892,745	$6,276,622	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com